Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.1%
Fras-Le SA	223,020	$1,047,864
Mahle-Metal Leve SA	172,524	1,066,912
		2,114,776
Banks — 3.6%
Inter & Co. Inc., Class A	770,025	6,999,527
Broadline Retail — 1.2%
Magazine Luiza SA	1,175,811	2,262,255
Capital Markets — 2.2%
Patria Investments Ltd., Class A	211,684	3,190,078
Vinci Compass Investments Ltd.	78,887	973,466
		4,163,544
Commercial Services & Supplies — 3.5%
GPS Participacoes e Empreendimentos SA(a)	1,293,141	4,806,414
Orizon Valorizacao de Residuos SA(b)	152,947	1,831,805
		6,638,219
Communications Equipment — 0.4%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	312,756	762,284
Consumer Staples Distribution & Retail — 4.8%
Grupo Mateus SA	1,788,763	1,719,111
Sendas Distribuidora SA	4,306,889	7,592,537
		9,311,648
Diversified Consumer Services — 2.6%
Afya Ltd., Class A	47,657	721,527
Cogna Educacao SA	5,971,714	4,363,121
		5,084,648
Electric Utilities — 4.2%
Alupar Investimento SA	524,467	3,317,067
Transmissora Alianca de Energia Eletrica SA	590,540	4,855,663
		8,172,730
Financial Services — 2.9%
Pagseguro Digital Ltd., Class A	530,459	5,559,210
Food Products — 3.6%
M Dias Branco SA	215,752	1,033,521
Minerva SA(b)	1,431,953	1,663,237
Sao Martinho SA	496,004	1,303,696
SLC Agricola SA	564,303	1,747,507
Tres Tentos Agroindustrial SA, Class S	397,374	1,146,446
		6,894,407
Ground Transportation — 1.2%
Simpar SA	972,363	1,176,778
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,548,022	1,125,233
		2,302,011
Health Care Providers & Services — 3.7%
Fleury SA	783,569	2,364,865
Hapvida Participacoes e Investimentos SA(a)(b)	1,039,653	2,826,113
Odontoprev SA	868,459	1,877,538
		7,068,516
Hotels, Restaurants & Leisure — 3.2%
Smartfit Escola de Ginastica e Danca SA	1,235,365	6,109,883
Household Durables — 7.8%
Cury Construtora e Incorporadora SA	464,401	3,355,648
Cyrela Brazil Realty SA Empreendimentos e Participacoes	855,372	5,736,826
Security	Shares	Value
Household Durables (continued)
Direcional Engenharia SA	1,076,614	$3,751,514
MRV Engenharia e Participacoes SA(b)	1,253,714	2,186,663
		15,030,651
Independent Power and Renewable Electricity Producers — 1.4%
Auren Energia SA	1,169,875	2,697,933
Insurance — 0.9%
IRB-Brasil Resseguros SA(b)	181,372	1,705,720
IT Services — 0.4%
VTEX, Class A(b)	193,407	802,639
Machinery — 0.3%
Marcopolo SA	587,043	653,266
Marine Transportation — 0.7%
Hidrovias do Brasil SA(b)	1,948,047	1,430,603
Metals & Mining — 4.9%
Aura Minerals Inc.(b)	98,194	3,937,579
Aura Minerals Inc.	8,125	325,813
Cia. Siderurgica Nacional SA	1,898,946	3,027,442
Sigma Lithium Corp.(b)(c)	194,766	2,202,803
		9,493,637
Oil, Gas & Consumable Fuels — 2.0%
Brava Energia(b)	1,182,647	2,991,042
Petroreconcavo SA	420,248	840,048
		3,831,090
Paper & Forest Products — 0.7%
Dexco SA	1,305,598	1,296,340
Personal Care Products — 2.3%
Natura Cosmeticos SA(b)	2,843,166	4,394,301
Pharmaceuticals — 2.4%
Hypera SA	907,049	4,571,057
Real Estate Management & Development — 8.0%
Allos SA	1,123,101	5,958,620
Iguatemi SA	689,076	3,427,404
Multiplan Empreendimentos Imobiliarios SA	1,061,439	6,017,244
		15,403,268
Specialty Retail — 8.2%
C&A Modas SA	490,447	1,639,157
Cosan SA(b)	4,097,623	4,698,044
Lojas Renner SA	3,203,970	9,525,746
		15,862,947
Textiles, Apparel & Luxury Goods — 3.5%
Azzas 2154 SA	427,108	2,290,029
Grendene SA	1,004,795	929,904
Vivara Participacoes SA	413,394	2,695,888
Vulcabras SA	220,368	852,102
		6,767,923
Transportation Infrastructure — 1.2%
EcoRodovias Infraestrutura e Logistica SA	1,107,933	2,266,573
Water Utilities — 4.1%
Cia de Saneamento de Minas Gerais Copasa MG	605,018	4,638,073
Cia De Sanena Do Parana	486,509	3,325,817
		7,963,890
Total Common Stocks — 87.0% (Cost: $135,689,346)		167,615,496

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Banks — 2.5%
Banco ABC Brasil SA, Preference Shares, NVS	251,717	$1,150,631
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	644,509	1,770,095
Banco Pan SA, Preference Shares, NVS	875,672	1,870,165
		4,790,891
Chemicals — 1.4%
Braskem SA, Class A, Preference Shares, NVS	603,926	854,210
Unipar Carbocloro SA, Preference Shares, NVS	171,112	1,959,284
		2,813,494
Machinery — 1.4%
Marcopolo SA, Preference Shares, NVS	2,195,724	2,636,753
Metals & Mining — 4.9%
Bradespar SA, Preference Shares, NVS	811,814	2,939,829
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	524,472	689,752
Metalurgica Gerdau SA, Preference Shares, NVS	2,000,306	4,148,372
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	1,568,745	1,595,827
		9,373,780
Textiles, Apparel & Luxury Goods — 0.5%
Alpargatas SA, Preference Shares, NVS	491,961	1,057,128
Water Utilities — 0.9%
Cia. De Sanena Do Parana, Preference Shares, NVS	1,259,924	1,706,539
Total Preferred Stocks — 11.6% (Cost: $16,614,483)		22,378,585
Rights
Textiles, Apparel & Luxury Goods — 0.0%
Vulcabras Sa Right (Expires 12/18/25, Strike Price BRL 13.75 )(b)	33,906	43,384
Total Rights — 0.0% (Cost: $—)		43,384
Total Long-Term Investments — 98.6% (Cost: $152,303,829)		190,037,465
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	1,777,887	$1,778,776
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	480,000	480,000
Total Short-Term Securities — 1.2% (Cost: $2,258,706)		2,258,776
Total Investments — 99.8% (Cost: $154,562,535)		192,296,241
Other Assets Less Liabilities — 0.2%		374,798
Net Assets — 100.0%		$192,671,039

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,257,961	$520,594 (a)	$—	$247	$(26)	$1,778,776	1,777,887	$8,891 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	30,000 (a)	—	—	—	480,000	480,000	4,813	—
				$247	$(26)	$2,258,776		$13,704	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Brazil Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	35	12/19/25	$2,350	$109,762
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$163,677,917	$3,937,579	$—	$167,615,496
Preferred Stocks	22,378,585	—	—	22,378,585
Rights	43,384	—	—	43,384
Short-Term Securities
Money Market Funds	2,258,776	—	—	2,258,776
	$188,358,662	$3,937,579	$—	$192,296,241
Derivative Financial Instruments(a)
Assets
Equity Contracts	$109,762	$—	$—	$109,762

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares